GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 12,255
2024	11,718
2025	8,283
2026	6,834
2027	6,590
Thereafter	5,984
Net carrying amount	$ 51,664	$ 56,700	$ 24,376